PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED STATEMENTS OF CASH FLOWS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 69,259	$ 55,005	$ 126,889
Net cash provided by investing activities	(57,003)	(106,665)	(284,512)
Net cash provided by (used in) financing activities	(74,116)	34,700	71,969
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(18,882)	(26,728)	29,302
Net increase (decrease) in cash, cash equivalents and restricted cash	(80,742)	(43,688)	(56,352)
Cash, cash equivalents and restricted cash at beginning of year	447,572	491,260	547,612
Cash, cash equivalents and restricted cash at end of year	366,830	447,572	491,260
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	9,859	(3,302)	(67,381)
Net cash provided by investing activities	(25,362)	8,272	13,931
Net cash provided by (used in) financing activities	26,241	(13,241)	(31,179)
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	572
Net increase (decrease) in cash, cash equivalents and restricted cash	11,310	(8,271)	(22,271)
Cash, cash equivalents and restricted cash at beginning of year	3,530	11,801	34,072
Cash, cash equivalents and restricted cash at end of year	$ 14,840	$ 3,530	$ 11,801